S000025838 [Member] Investment Objectives and Goals - AMG GW&K Municipal Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG GW&K Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AMG GW&K Municipal Bond Fund's (the “Fund”) investment objective is to seek current income exempt from federal income tax, consistent with preservation of capital.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.